Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Other Liabilities
Other Liabilities

7. Other Liabilities

The following table summarizes the components of other liabilities, current and non-current (in thousands):

	March 31,	December 31,
	2020	2019
Other liabilities, current
Accrued compensation for phantom shares - Note 15	$1,853	$1,590
Other accrued compensation	1,392	1,139
Restricted stock units - Note 12	1,613	1,210
Total	$4,858	$3,939
Other liabilities, non-current
Warrant liability - Notes 10 and 15	$18	$18

8. Other Liabilities

The following table summarizes the components of other liabilities, current and non-current (in thousands):

	December 31,
	2019	2018
Other liabilities, current
Accrued compensation for phantom shares - Note 16	$1,590	$884
Restricted stock units - Note 13	1,210	—
Other accrued compensation	1,139	892
Other	—	14
Total	$3,939	$1,790
Other liabilities, non-current
Warrant liability - Notes 11 and 16	$18	$18